MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
MARKETABLE SECURITIES

14.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

(in thousands of $)	2016	2015
Balance at start of the year	13,853	—
Shares acquired as a result of stock dividends	—	10,632
Shares acquired upon the Merger	—	12,803
Impairment loss	(7,233)	(9,369)
Unrealized gain (loss) recorded in other comprehensive income	1,808	(213)
	8,428	13,853

In March 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. The Company received 329,669 shares when Frontline 2012 paid the stock dividend. As of December 31, 2016 and 2015, the Company holds 442,384 shares in Avance Gas, which are recorded as marketable securities.

In June 2015, Frontline 2012 paid a stock dividend consisting of 75.4 million Golden Ocean shares. Frontline 2012 retained 2,114,129 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. The Company received 4,187,667 shares when Frontline 2012 paid the stock dividend and held a further 51,498 shares previously. As of December 31, 2016 and 2015, the Company holds 1,270,657 shares in Golden Ocean (as adjusted for the 1-for-5 reverse share split in August 2016), which are recorded as marketable securities.

As of December 31, 2016 and 2015, the Company owned 73,383 shares in Ship Finance, which were acquired as a result of the Merger.

An impairment loss of $9.4 million was recorded in the year ended December 31, 2015, as a result of (i) the mark to market loss on the remaining Golden Ocean shares held by Frontline 2012 in the period from June 26, 2015 through December 31, 2015, and (ii) the mark to market loss on the Golden Ocean shares that were acquired as a result of the Merger. An impairment loss was recorded in both cases as it was determined that the loss was other than temporary in view of the significant fall in rates in the Baltic Dry Index.

An impairment loss of $2.4 million was recorded in the three months ended March 31, 2016, in respect of the mark to market loss on the Golden Ocean shares that was determined to be other than temporary in view of the significant fall in rates in the Baltic Dry Index and the short to medium term prospects for the dry bulk sector.

An impairment loss of $4.9 million was recorded in the nine months ended September 30, 2016, in respect of the mark to market loss on the Avance Gas shares that was determined to be other than temporary in view of the significant fall in rates and the short to medium term prospects for the LPG sector.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.